Note 3 - Loans and Allowance for Loan Losses (Details) - Loans - USD ($) $ in Thousands	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 585,752		$ 594,768
Less: Allowance for loan losses	6,648		8,334
Loans, net	579,104	$ 579,104	586,434
Residential Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	223,875		223,628
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	169,312		177,612
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	73,458		78,848
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	72,002		71,229
Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	23,852		27,535
Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	81,936		83,998
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	110,629		109,530
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	44,566		42,849
Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	20,841		18,291
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 45,222		$ 48,390